Taxation	6 Months Ended
Jun. 30, 2022
Taxation
Taxation

7.Taxation

a)Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2.0 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% except for TuanChe Internet, Tuan Yuan and Drive New Media, TuanChe Internet and Tuan Yuan have been reconfirmed as a “High and New Technology Enterprise” (“HNTE”) in 2018 for a period of 3 years and renewed in 2021, are subject to a preferential income tax rate of 15% from 2018 to 2023. Drive New Media, has been confirmed as a “High and New Technology Enterprise” (“HNTE”) in 2019 for a period of 3 years, is subject to a preferential income tax rate of 15% from 2019 to 2022.

7.Taxation (Continued)

a)Income taxes (Continued)

The following table presents the taxation recognized in unaudited condensed consolidated statement of operations and comprehensive loss for the six months ended June 30, 2021 and 2022:

	For the six months ended
	June 30,
	2021	2022
Current tax	—	—
Deferred tax	516	—
Income tax expenses	516	—

The following table presents a unaudited reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the six months ended June 30, 2021 and 2022:

	For the six months ended
	June 30,
	2021	2022
	%	%
Statutory income tax rate of the PRC	25.0	25.0
Permanent differences	(1.2)	1.1
Change in valuation allowance	(16.8)	(24.1)
Effect of preferential tax rate	(3.8)	(0.8)
Others	(5.4)	(1.2)
Effective income tax rate	(2.2)	—